Assets Retirement Obligations and Accrued Environmental Costs (Narrative) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Current asset retirement obligations	$ 0
Accrued environmental costs	3,400,000
Predecessor [Member]
Current asset retirement obligations		0
Accrued environmental costs	$ 3,400,000	$ 10,500,000